Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-controlling Interests
Salaries and employee benefits	$ 27,150	$ 24,942
Raw materials and consumables	22,144	18,951
Utilities	5,336	4,539
Other costs	2,456	2,453
Changes in inventories	(362)	1,230
Cost of sales	$ 56,724	$ 52,115